Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable, net [Abstract]
Accounts receivable		¥ 229,910		¥ 365,452
Allowance for doubtful accounts:
Balance at beginning of the year	¥ (408)	(1,947)
Additions	¥ (650)	(388)
Write-offs		¥ 1,927
Reversal	¥ 388
Balance at end of the year	¥ (670)	¥ (408)
Accounts receivable, net		¥ 229,502	$ 56,312	¥ 364,782